EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16 – EARNINGS PER SHARE

For the years ended March 31, 2024, the effect of potential shares of common stock from unexercised Warrants Series A are included in the computation of diluted net earnings per share. As a result, a total of 12,376 unexercised Warrants Series A were included in the computation of weighted average number of common shares for the year ended March 31, 2024.

For the years ended March 31, 2023, the Company has no options, warrants outstanding (see note 14) and no diluted impact on earnings per share due to loss position as of March 31, 2023.

The following table presents a reconciliation of basic and diluted net income per share:

	For the years ended March 31,
	2024	2023	2022

Net income (loss) attributable to the Company	$1,022,956	$(3,474,512)	$9,749
Weighted average number of common shares outstanding – Basic*	3,229,524	2,579,304	2,333,333
Dilutive securities – unexercised Warrant series A	12,376	–	–
Weighted average number of common shares outstanding – Diluted*	3,241,900	2,579,304	2,333,333
Earnings per share – Basic	$0.32	$(1.34)	$0.00
Earnings per share – Diluted	$0.32	$(1.34)	$0.00

* Retroactively restated for effect of share consolidation on May 29, 2024